Summary of Significant Accounting Policies (Details) - Schedule of loans outstanding - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Loans Outstanding Abstract
Outstanding principal, beginning of year	$ 1,405	$ 1,047
Changes in composition of related parties		936
Principal disbursed during the year
Principal repaid and refinanced during the year	(717)	(578)
Outstanding principal, end of year	$ 688	$ 1,405